Income tax - Net operating losses carry forward (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Income tax
Net operating losses carry forward	¥ 205,565
Net operating losses carry forward, expiration on December 31, 2025	19,461
Net operating losses carry forward, expiration on December 31, 2026	69,664
Net operating losses carry forward, expiration on December 31, 2027	44,284
Net operating losses carry forward, expiration on December 31, 2028	9,950
Net operating losses carry forward, expiration on December 31, 2029	¥ 62,206